Annual Total Returns - FidelityInvestmentGradeBondFund-AMCIZPRO - FidelityInvestmentGradeBondFund-AMCIZPRO - Fidelity Investment Grade Bond Fund	Oct. 30, 2024
Fidelity Advisor Investment Grade Bond Fund - Class A
Bar Chart Table:
Annual Return 2014	5.34%
Annual Return 2015	(1.89%)
Annual Return 2016	5.14%
Annual Return 2017	3.45%
Annual Return 2018	(0.55%)
Annual Return 2019	9.33%
Annual Return 2020	9.58%
Annual Return 2021	(1.19%)
Annual Return 2022	(13.64%)
Annual Return 2023	6.16%
Fidelity Advisor Investment Grade Bond Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018